UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elkhorn Partners Limited Partnership
Address: 2222 Skyline Drive
         Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of
       Reporting Manager
Phone: (402) 289-3217

Signature, Place, and Date of Signing:

  /s/ Alan S. Parsow           Elkhorn, Nebraska          May 15, 2009
------------------------    -----------------------    ------------------
      [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $42,235
                                       (thousands)

List of Other Included Managers:        NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ------------ ------------------
                          Title of                  Value       Shares/   SH/     Put/    Invstmt       Other      Voting Authority
    Name of Issuer          Class          CUSIP    (x$1000)    PRN Amt    PRN    Call     Dscretn    Managers
------------------------ ------------ ------------- ---------- ---------- ------ ------ ---------- ------------ ------- ------ -----
                                                                                                                Sole    Shared None
------------------------ ------------ ------------- ---------- ---------- ------ ------ ---------- ------------ ------- ------ -----
American Express Co.         COM         025816109        149     10,900     SH            SOLE                 10,900
Anglo American PLC          ADRS         03485P201        131     15,400     SH            SOLE                 15,400
Astrotech Corporation        COM         046484101          5     11,270     SH            SOLE                 11,270
AVI Biopharma Inc.           COM         002346104         13     20,000     SH            SOLE                 20,000
Berkshire Hathaway Inc. Del CL A         084670108      4,422         51     SH            SOLE                     51
Berkshire Hathaway Inc. Del CL B         084670207      5,541      1,965     SH            SOLE                  1,965
BMP Sunstone Corporation     COM         05569C105        300     92,700     SH            SOLE                 92,700
Bristol Myers Squibb Co.     COM         110122108        651     29,700     SH            SOLE                 29,700
Cadiz Inc.                   COM         127537207        828    103,800     SH            SOLE                103,800
CBS Corp. New               CL B         124857202        159     41,300     SH            SOLE                 41,300
CME Group Inc.               COM         12572Q105        394      1,600     SH            SOLE                  1,600
Comarco Inc.                 COM         200080109        962    681,951     SH            SOLE                681,951
Comcast Corp. New         CL A SPL       20030N200      1,236     96,000     SH            SOLE                 96,000
Delcath Sys Inc.             COM         24661P104         84     45,480     SH            SOLE                 45,480
Deluxe Corp.                 COM         248019101        125     13,000     SH            SOLE                 13,000
Dow Chem Co.                 COM         260543103        121     14,300     SH            SOLE                 14,300
Gencorp Inc                  COM         368682100        115     54,300     SH            SOLE                 54,300
General Electric Co          COM         369604103        366     36,200     SH            SOLE                 36,200
Google Inc - CL A            COM         38259P508        200        575     SH            SOLE                    575
Healthcare Rlty TR          REIT         421946104        444     29,600     SH            SOLE                 29,600
Hollywood Media Corp         COM         436233100        317    351,882     SH            SOLE                351,882
Imergent Inc                 COM         45247Q100        263     58,400     SH            SOLE                 58,400
Innodata Isogen Inc          COM         457642205      1,216    348,399     SH            SOLE                348,399
International Business Mach  COM         459200101        291      3,000     SH            SOLE                  3,000
Ishares Inc               MSCI JPN       464286848         95     12,000     SH            SOLE                 12,000
KKR Finl Hldgs LLC          REIT         48248A306         92    105,000     SH            SOLE                105,000
K Sea Transn Partners LP    LTDP         48268Y101      2,790    157,600     SH            SOLE                157,600
Level 3 Communications Inc   COM         52729N100        110    120,000     SH            SOLE                120,000
Lowe's Cos Inc               COM         548661107        529     29,000     SH            SOLE                 29,000
Martha Stewart Living       CL A         573083102        336    135,000     SH            SOLE                135,000
Meade Instruments Corp       COM         583062104          6     45,000     SH            SOLE                 45,000
Microsoft Corp.              COM         594918104        367     20,000     SH            SOLE                 20,000
Mortons Restaurant Grp Inc   COM         619430101        127     47,200     SH            SOLE                 47,200
Mylan Inc                    COM         628530107        335     25,000     SH            SOLE                 25,000
National Lampoon Inc         COM         636637100         22    220,072     SH            SOLE                220,072
New Frontier Media Inc       COM         644398109         28     17,000     SH            SOLE                 17,000
NGas Resources Inc           COM         62912T103        327    270,000     SH            SOLE                270,000
NYSE Euronext                COM         629491101        766     42,800     SH            SOLE                 42,800
Orbit Intl Corp            COM NEW       685559304      1,414    556,887     SH            SOLE                556,887
Osteotech Inc                COM         688582105        175     50,000     SH            SOLE                 50,000
Perma-Fix Environmental Svcs COM         714157104         39     20,000     SH            SOLE                 20,000
Pfizer Inc                   COM         717081103        208     15,300     SH            SOLE                 15,300
Playboy Enterprises Inc     CL A         728117201        534    194,149     SH            SOLE                194,149
Playboy Enterprises Inc     CL B         728117300        318    161,300     SH            SOLE                161,300
Reading International Inc   CL A         755408101        144     41,103     SH            SOLE                 41,103
Rewards Network Inc          COM         761557107      5,793  1,655,015     SH            SOLE               1,655,015
SLM Corp                     COM         78442P106        171     34,500     SH            SOLE                 34,500
SMF Energy Corp              COM         78453M109         11     80,000     SH            SOLE                 80,000
Source Interlink Cos Inc     COM         836151209          5     26,601     SH            SOLE                 26,601
Student Loan Corp            COM         863902102      1,355     31,200     SH            SOLE                 31,200
Taylor Devices Inc           COM         877163105        145     56,000     SH            SOLE                 56,000
Time Warner Inc              COM         887317105        257     13,333     SH            SOLE                 13,333
USG Corp                     COM         903293405        533     70,000     SH            SOLE                 70,000
Viacom Inc - Class A        CL A         92553P102        198     10,600     SH            SOLE                 10,600
Viacom Inc - Class B        CL B         92553P201      1,217     70,000     SH            SOLE                 70,000
Wal Mart Stores Inc          COM         931142103        214      4,100     SH            SOLE                  4,100
Weyerhaeuser Co              COM         962166104        204      7,400     SH            SOLE                  7,400
White Mtns Ins Group Ltd     COM         G9618E107      5,037     29,300     SH            SOLE                 29,300